Debt, Banking Arrangements, and Leases	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 13 – Debt, Banking Arrangements, and Leases
Long-Term Debt

	December 31,
	2014	2013
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015 (3)	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
5.875% Notes due 2021 (1)	750	—
4% Notes due 2021	500	500
3.35% Notes due 2022	750	750
6.125% Notes due 2022 (1)	750	—
4.875% Notes due 2023 (1)	1,400	—
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	—
4.875% Notes due 2024 (1)	750	—
3.9% Notes due 2025	750	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	—
4.9% Notes due 2045	500	—
Pre-merger ACMP Credit facility loans (1)	640	—
Capital lease obligations	5	—
Net unamortized debt premium (discount) (2)	207	(21)
Long-term debt, including current portion	16,330	9,057
Long-term debt due within one year	(4)	—
Long-term debt	$16,326	$9,057

______________________________________________________
(1) These notes and credit facility loans are associated with Pre-merger ACMP. See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies and Note 2 – Acquisitions.
(2) Includes premium related to the fair value of Pre-merger ACMP debt. See Note 2 – Acquisitions.

(3)	Presented as long-term debt due to our intent and ability to refinance.
The terms of our senior unsecured notes are governed by indentures that contain covenants that, among other things, limit: (1) our ability and the ability of our subsidiaries to create liens securing indebtedness and (2) mergers, consolidations, and sales of assets. The indentures also contain customary events of default, upon which the trustee or the holders of the senior unsecured notes may declare all outstanding senior unsecured notes to be due and payable immediately.
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount) and capital lease obligations, for each of the next five years:

December 31, 2014
(Millions)
2015	$—
2016	375
2017	785
2018	1,140
2019	—

Issuances and retirements
We retired $750 million of 3.8 percent senior unsecured notes that matured on February 15, 2015.
On June 27, 2014, Pre-merger WPZ completed a public offering of $750 million of 3.9 percent senior unsecured notes due 2025 and $500 million of 4.9 percent senior unsecured notes due 2045. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
On March 4, 2014, Pre-merger WPZ completed a public offering of $1 billion of 4.3 percent senior unsecured notes due 2024 and $500 million of 5.4 percent senior unsecured notes due 2044. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
On November 15, 2013, Pre-merger WPZ completed a public offering of $600 million of 4.5 percent senior unsecured notes due 2023 and $400 million of 5.8 percent senior unsecured notes due 2043. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
Credit Facilities

	December 31, 2014
	Available	Outstanding
	(Millions)
Pre-merger WPZ credit facility (1)(3)
Loans	$2,500	$—
Letters of credit sub-limit	1,300	—
Letters of credit under certain bilateral bank agreements		1
Pre-merger ACMP credit facility (2)
Loans	1,750	640
Letters of credit sub-limit	200	2
Swing line advances sub-limit	100	—
________________

(1)	Under certain conditions, the amount available may be increased up to an additional $500 million.

(2)	Under certain conditions, the amount available may be increased up to an additional $250 million.

(3)	Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The agreements governing credit facilities for Pre-merger WPZ and Pre-merger ACMP contain the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, a borrower’s ability to merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, make investments, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

•
Each time funds are borrowed under Pre-merger WPZ’s credit facility, the applicable borrower could choose from two methods of calculating interest: a fluctuating base rate equal to the bank’s alternate base rate plus an applicable margin or a periodic fixed rate equal to LIBOR plus an applicable margin. The borrower was required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee were determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

•
Each time funds are borrowed under Pre-merger ACMP’s credit facility, it may choose from two methods of calculating interest: (1) the greater of (a) the reference rate of Wells Fargo Bank, NA, (b) the federal funds effective rate plus 0.50 percent or (c) the Eurodollar rate which is based on LIBOR plus 1.00 percent, each of which is subject to a margin that varies from 0.50 percent to 1.50 percent, according to its leverage ratio (as defined in the agreement), or (2) the Eurodollar rate plus a margin that varies from 1.50 percent to 2.50 percent, according to its leverage ratio. The revolving credit facility is secured by all of Pre-merger ACMP’s assets. If Pre-merger ACMP reaches investment grade status, it will have the option to release the security under the credit facility and amounts borrowed will bear interest under a specified ratings-based pricing grid. Pre-merger ACMP is required to pay a commitment fee based on the unused portion of its respective credit facility of (a) 0.25 percent to 0.375 percent while it is subject to the leverage-based pricing grid, according to its leverage ratio and (b) 0.15 percent to 0.30 percent while it is subject to the ratings-based pricing grid, according to its senior unsecured long-term debt ratings.

Pre-merger WPZ credit facility
On December 1, 2014, Pre-merger WPZ, Transco, Northwest Pipeline, the lenders named therein and an administrative agent entered into Amendment No.1 and Consent to the First Amended & Restated Credit Agreement, dated as of July 31, 2013. The amendment provided the consent of the lenders for this credit agreement to continue for Pre-merger ACMP upon consummation of the merger and the termination of Pre-merger ACMP’s existing credit agreement. In addition, the amendment provided the consent that certain existing liens and guarantees of indebtedness of Pre-merger ACMP to be terminated in connection with the merger would not become liens and guarantees of indebtedness under this credit agreement.
On February 2, 2015, the Pre-merger WPZ credit facility was terminated in connection with the merger.
Pre-merger ACMP credit facility
On February 2, 2015, Pre-merger ACMP credit facility loans outstanding were paid and terminated in connection with the merger.
Credit facilities post-merger
On February 2, 2015, we along with Transco, Northwest Pipeline, the lenders named therein and an administrative agent entered into the Second Amended & Restated Credit Agreement with aggregate commitments available of $3.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The maturity date of the facility is February 2, 2020. However, the co-borrowers may request an extension of the maturity date for an additional one year period, up to two times, to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement allows for swing line loans up to an aggregate amount of $150 million, subject to available capacity under the credit facility, and letters of credit commitments of $1.125 billion. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The agreement governing our credit facility contains the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, a borrower’s ability to merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, enter into certain restrictive agreements, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

•
Other than swingline loans, each time funds are borrowed, the borrower must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  If such borrowing is an alternate base rate borrowing, interest is calculated on the basis of the greater of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus ½ of 1 percent and (c) a periodic fixed rate equal to the London Interbank Offered Rate (LIBOR) plus 1 percent, plus, in the case of each of (a), (b) and (c), an applicable margin. If the borrowing is a Eurodollar borrowing, interest is calculated on the basis of LIBOR for the relevant period plus an applicable margin.  Interest on swingline loans is calculated as the sum of the alternate base rate plus an applicable margin.  The borrower is required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

Our significant financial covenants require:

•
The ratio of debt to EBITDA (each as defined in the credit facility) to be no greater than 5 to 1, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.

•	The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each of Transco and Northwest Pipeline.
On February 3, 2015, we entered into a Credit Agreement providing for a $1.5 billion short-term credit facility with a maturity date of August 3, 2015 with an option to extend the maturity date to February 2, 2016 subject to certain circumstances.  Our short-term credit facility has substantially the same financial covenants as our $3.5 billion credit facility.  Under our short-term credit facility any time funds are borrowed, we must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  Interest is calculated on each of these types of borrowings in the same manner as under our $3.5 billion credit facility. We are required to pay a commitment fee based on the unused portion of the short-term credit facility. The applicable margin and the commitment fee are determined by reference to a pricing schedule based on our senior unsecured long-term debt ratings.  In the event of certain debt incurrences, issuances of equity, and certain asset sales, we will be required to repay any outstanding borrowings and the commitments under the short-term facility will be reduced on a dollar-for-dollar basis with the net cash proceeds of such events.
We are in compliance with these financial covenants as measured at December 31, 2014.
As of February 24, 2015, $1.3 billion is outstanding under our long-term credit facility.
Commercial Paper Program
Pre-merger WPZ’s commercial paper program allows a maximum outstanding amount at any time of $2 billion of unsecured commercial paper notes. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are used for general partnership purposes, including funding capital expenditures, working capital, and partnership distributions.  We classify commercial paper outstanding in Current liabilities in the Supplemental Consolidated Balance Sheet, as the outstanding notes at December 31, 2014 and December 31, 2013, having maturity dates less than three months from the date of issuance. At December 31, 2014, $798 million of Commercial paper is outstanding at a weighted average interest rate of 0.92 percent. At December 31, 2013, $225 million of Commercial paper is outstanding at a weighted average interest rate of 0.42 percent.
On February 2, 2015, we amended and restated the commercial paper program for the merger and to allow a maximum outstanding amount of $3 billion of unsecured commercial paper notes. As of February 24, 2015, $1.8 billion is outstanding under this program.

Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $499 million in 2014, $366 million in 2013, and $381 million in 2012.
Leases-Lessee
The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2014
(Millions)
2015	$72
2016	62
2017	49
2018	37
2019	33
Thereafter	129
Total	$382

Total rent expense was $101 million in 2014, $51 million in 2013, and $46 million in 2012 and primarily included in Operating and maintenance expenses and Selling, general, and administrative expenses in the Supplemental Consolidated Statement of Comprehensive Income.